Other Intangibles, Net	12 Months Ended
Dec. 31, 2014
Other Intangibles, Net [Abstract]
Other Intangibles, Net

9.  Other intangibles, net

Other intangibles consisted of the following at December 31, 2014 and 2013:

	Year ended December 31,
	2014	2013
Goodwill	$58,094	$-
Customer relationships	346,647	-
Contractual vendor intangible assets	47,580	-
Tradename and other intangible assets	71,388	-
	$523,709	$-

The following table presents details of customer relationships and tradename and other intangible assets and related accumulated amortization at December 31, 2014.

		Year ended December 31, 2014

	Weighted-average amortization period (in years)	Gross carrying amount	Accumulated amortization	Net
Customer relationships	16.4	$360,000	$(13,353)	$346,647
Tradename and other intangible assets	9.9	79,365	(7,977)	71,388
		$439,365	$(21,330)	$418,035

Amortization expense for the customer relationships and tradename and other intangible assets for the year ended December 31, 2014 was $21.3 million.

The estimated amortization expense of the customer relationships and tradename and other intangible assets for the next five years are as follows:

Future amortization
2015	$33,854
2016	33,865
2017	33,865
2018	27,559
2019	23,865